UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2007

Legg Mason Partners Variable Money Market Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Variable Money Market Portfolio

Semi-Annual Report  •  April 30, 2007

What’s

Inside

Portfolio Objective

Maximize current income consistent with preservation of capital. The Portfolio seeks to maintain a stable $1 share price.*

*	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Overall, during the six months ended April 30, 2007, two-year Treasury yields fell from 4.71% to 4.60%. Over the same period, 10-year Treasury yields moved from 4.61% to 4.63%. The yields available from money market instruments fluctuated given the changes in short-term interest rates over the six-month reporting period.

Legg Mason Partners Variable Money Market Portfolio         I

Performance Update

For the six months ended April 30, 2007, Legg Mason Partners Variable Money Market Portfolio1 returned 2.44%. In comparison, the Portfolio’s unmanaged benchmark, the 90-Day U.S. Treasury Bill Indexiv, returned 2.41% and its Lipper Variable Money Market Funds Category Average2 increased 2.39% over the same time frame.

As of April 30, 2007, the seven-day current yield3 of Legg Mason Partners Variable Money Market Portfolio was 4.88%, and its seven-day effective yield3, which reflects compounding, was 5.00%. Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield would have remained unchanged.

Performance Snapshot as of April 30, 2007 (unaudited)

Six Months
Variable Money Market Portfolio[1]	2.44%

90-Day U.S. Treasury Bill Index	2.41%

Lipper Variable Money Market Funds Category Average[2]	2.39%

Seven-day current yield[3]	4.88%

Seven-day effective yield[3]	5.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investor shares, when redeemed, may be worth more or less than their original cost.
Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of all distributions, including returns of capital, if any. Returns and yields may reflect certain fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the Portfolio’s returns and yields would have been lower.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 106 funds in the Portfolio’s Lipper category.

[3]

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

II         Legg Mason Partners Variable Money Market Portfolio

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Board of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the portfolio complex that are predominantly equity funds, and fixed-income funds have been grouped with other portfolios that are predominantly fixed-income portfolios. Additionally, the portfolios have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM portfolios. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent

Legg Mason Partners Variable Money Market Portfolio         III

appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Effective February 28, 2007, the portfolio managers of the Portfolio are Martin Hanley, Kenneth Leech, Steven A. Walsh, and Kevin K. Kennedy. Mr. Hanley has had the day-to-day management responsibility since the Portfolio’s inception in 1994. Messrs. Leech, Walsh and Kennedy have been responsible for the day-to-day management of the Portfolio since 2007.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio has been informed that the Manager and its affiliates are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Portfolio and its Manager with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

IV          Legg Mason Partners Variable Money Market Portfolio

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 4, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Portfolio. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The 90-Day U.S. Treasury Bill Index is an unmanaged index that consists of one 90-day United States Treasury Bill whose return is tracked until its maturity.

Legg Mason Partners Variable Money Market Portfolio         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
2.44%	$1,000.00	$1,024.40	0.48%	$2.41

(1)	For the six months ended April 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.
(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
5.00%	$1,000.00	$1,022.41	0.48%	$2.41

(1)	For the six months ended April 30, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         3

Schedule of Investments (April 30, 2007) (unaudited)

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.1%
Commercial Paper — 52.5%
$5,000,000	Anglesea Funding, 5.304% due 5/25/07 (a)(b)	$4,982,400
10,000,000	Bank of Montreal, 5.278% due 6/15/07 (a)	9,934,500
15,000,000	Bavaria TRR Corp., 5.314% due 5/3/07 (a)(b)	14,995,592
5,000,000	Beethoven Funding Corp., 5.313% due 5/10/07 (a)(b)	4,993,387
15,000,000	Berkeley Square Finance LLC, 5.313% due 5/10/07 (a)(b)	14,980,163
	Chesham Finance LLC:
10,000,000	5.321% due 6/1/07 (a)(b)	9,954,792
5,000,000	5.311% due 6/20/07 (a)(b)	4,963,611
5,000,000	Cobbler Funding LLC, 5.368% due 7/20/07 (a)(b)	4,942,000
	Danske Corp.:
4,000,000	5.295% due 6/8/07 (a)(b)	3,977,918
10,000,000	5.298% due 8/20/07 (a)(b)	9,839,358
	Dexia Delaware LLC:
3,875,000	5.294% due 5/1/07 (a)	3,875,000
4,500,000	5.300% due 5/21/07 (a)	4,486,913
6,000,000	5.289% due 6/6/07 (a)	5,968,680
3,500,000	5.341% due 8/8/07 (a)	3,449,950
15,000,000	Dresdner US Finance, 5.280% due 5/18/07 (a)	14,962,777
7,000,000	East-Fleet Finance LLC, 5.326% due 7/9/07 (a)(b)	6,929,562
2,000,000	Ebbets PLC, 5.214% due 8/28/07 (a)(b)	1,966,812
	Ebury Finance Ltd.:
3,100,000	5.380% due 7/24/07 (a)(b)	3,062,097
3,000,000	5.371% due 8/1/07 (a)(b)	2,959,903
	General Electric Capital Corp.:
5,000,000	5.335% due 6/19/07 (a)	4,965,088
2,000,000	5.333% due 11/9/07 (a)	1,945,280
7,850,000	Goldman Sachs Group Inc., 5.245% due 5/1/07 (a)	7,850,000
6,873,000	Halkin Finance LLC, 5.320% due 5/21/07 (a)(b)	6,852,916
	HBOS Treasury Services NY:
5,000,000	5.310% due 9/4/07	5,001,009
10,000,000	5.300% due 1/16/08	10,000,000
7,000,000	ING U.S. Funding LLC, 5.306% due 5/1/07 (a)	7,000,000
15,000,000	Morgan Stanley, 5.311% due 5/1/07 (a)	15,000,000
5,000,000	Morgan Stanley Dean Witter, 5.327% due 7/13/07 (a)	4,947,481
	Morrigan TRR Funding LLC:
4,000,000	5.315% due 5/25/07 (a)(b)	3,985,893
2,000,000	5.390% due 11/9/07 (a)(b)	1,944,725
7,000,000	Rabobank USA Finance Corp., 5.291% due 5/1/07 (a)	7,000,000
15,000,000	Regency Markets No. 1 LLC, 5.313% due 5/15/07 (a)(b)	14,969,142
	Santander Centro Hispano LLC:
6,500,000	5.291% due 6/14/07 (a)	6,458,490
5,000,000	5.319% due 7/10/07 (a)	4,949,639
10,000,000	Solitaire Funding LLC, 5.303% due 5/11/07 (a)(b)	9,985,333

See Notes to Financial Statements.

4         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 52.5% (continued)
	UBS Finance Delaware LLC:
$4,000,000	5.299% due 6/25/07 (a)	$3,967,917
2,000,000	5.340% due 8/10/07 (a)	1,970,822

	Total Commercial Paper	250,019,150

Certificate of Deposit — 0.6%
3,000,000	Bank of America NA, 5.300% due 5/14/07	3,000,000

Certificates of Deposit (Yankee) — 44.2%
5,000,000	Abbey National Treasury Services PLC, 5.318% due 6/8/07	5,000,007
5,000,000	Bank Montreal Chicago, IL Branch, 5.280% due 5/25/07	4,999,928
3,000,000	Bank of America NA, 5.300% due 5/16/07	3,000,000
3,000,000	Bank of Nova Scotia NY, 5.290% due 5/23/07	3,000,000
	Barclays Bank PLC NY:
4,000,000	5.300% due 7/5/07	4,000,000
10,000,000	5.300% due 7/16/07	10,000,000
5,000,000	5.320% due 8/27/07	5,000,000
	BNP Paribas NY Branch:
3,000,000	5.345% due 7/30/07	3,000,019
5,000,000	5.250% due 9/5/07	5,000,000
5,000,000	Canadian Imperial Bank, 5.250% due 7/6/07	5,000,000
	Credit Suisse New York:
10,000,000	5.280% due 5/7/07	10,000,000
5,000,000	5.620% due 7/18/07	5,000,757
10,000,000	Depfa Bank PLC, 5.300% due 7/5/07 (b)	10,000,000
5,000,000	Depka Bank PLC, 5.300% due 6/20/07	5,000,000
	Deutsche Bank AG NY:
10,000,000	5.280% due 5/23/07	10,000,000
2,000,000	5.345% due 8/6/07	2,000,041
5,000,000	Deutsche Bank NY, 5.350% due 8/6/07	5,000,000
1,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	1,000,269
	Fortis Bank NY:
10,000,000	5.320% due 6/21/07	10,000,000
5,000,000	5.320% due 6/25/07	5,000,306
1,000,000	HBOS Treasury Services NY, 5.355% due 10/22/07	1,000,023
	Royal Bank of Canada NY:
3,000,000	5.300% due 5/14/07	3,000,000
10,000,000	5.320% due 6/21/07	10,000,556
	Royal Bank of Scotland NY:
7,000,000	5.310% due 5/21/07	7,000,000
10,000,000	5.270% due 6/22/07	10,000,000
15,000,000	Societe Generale NY, 5.280% due 6/4/07	15,000,000
	Svenska Handelsbanken NY:
5,000,000	5.290% due 5/22/07	5,000,000
3,000,000	5.365% due 10/26/07	2,999,760

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 44.2% (continued)
	Toronto Dominion Bank NY:
$10,000,000	5.280% due 5/9/07	$10,000,000
5,000,000	5.340% due 7/16/07	5,000,655
	UBS AG Stamford CT:
2,500,000	5.290% due 6/4/07	2,499,996
10,000,000	5.295% due 7/16/07	9,999,782
5,000,000	Unicredito Italiano SpA NY, 5.300% due 6/26/07	5,000,000
12,950,000	Westpac Banking Corp., 5.290% due 6/6/07	12,949,830

	Total Certificates of Deposit (Yankee)	210,451,929

Corporate Bond & Note — 1.1%
5,000,000	Bank of America NA Charlotte, NC, 5.310% due 9/17/07	5,000,000

Foreign Certificate of Deposit — 1.0%
5,000,000	Rabobank Nederland, 5.260% due 5/7/07	4,999,964

Time Deposit — 0.1%
526,000	Societe Generale NY, 5.320% due 5/1/07	526,000

U.S. Government Agency — 0.6%
2,967,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 5.258% due 11/30/07 (a)	2,878,700

	TOTAL INVESTMENTS — 100.1% (Cost — $476,875,743#)	476,875,743
	Liabilities in Excess of Other Assets — (0.1)%	(385,763)

	TOTAL NET ASSETS — 100.0%	$476,489,980

(a)	Rate shown represents yield-to-maturity.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$476,875,743
Cash	568
Interest receivable	1,884,654
Receivable for Fund shares sold	306,224
Prepaid expenses	24,357

Total Assets	479,091,546

LIABILITIES:
Payable for Fund shares repurchased	2,408,528
Investment management fee payable	176,132
Distributions payable	129
Directors’/Trustees’ fees payable	59
Accrued expenses	16,718

Total Liabilities	2,601,566

Total Net Assets	$476,489,980

NET ASSETS:
Par value (Note 3)	$4,765
Paid-in capital in excess of par value	476,486,649
Overdistributed net investment income	(902)
Accumulated net realized loss on investments	(532)

Total Net Assets	$476,489,980

Shares Outstanding	476,484,463

Net Asset Value	$1.00

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         7

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$12,643,843

EXPENSES:
Investment management fee (Note 2)	1,062,603
Directors’/Trustees’ fees (Note 8)	51,139
Restructuring fees (Note 8)	14,789
Audit and tax	13,488
Shareholder reports	12,240
Legal fees	10,315
Insurance	3,330
Custody fees	3,093
Transfer agent fees	190
Miscellaneous expenses	1,519

Total Expenses	1,172,706
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(16,384)

Net Expenses	1,156,322

Net Investment Income	11,487,521

Increase in Net Assets From Operations	$11,487,521

See Notes to Financial Statements.

8         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited) and for the year ended October 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$11,487,521	$20,518,693
Net realized loss	—	(7)

Increase in Net Assets From Operations	11,487,521	20,518,686

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(11,487,521)	(20,518,693)

Decrease in Net Assets From Distributions to Shareholders	(11,487,521)	(20,518,693)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	69,439,251	123,680,099
Reinvestment of distributions	11,487,531	21,003,182
Cost of shares repurchased	(87,312,886)	(142,478,810)

Increase (Decrease) in Net Assets From Fund Share Transactions	(6,386,104)	2,204,471

Increase (Decrease) in Net Assets	(6,386,104)	2,204,464
NET ASSETS:
Beginning of period	482,876,084	480,671,620

End of period*	$476,489,980	$482,876,084

* Includes overdistributed net investment income of:	$(902)	$(902)

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         9

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	2007(1)		2006†		2005†		2004(2)†	2003(2)†	2002†
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.024		0.043		0.024		0.007	0.007	0.014
Net realized gain (loss)	—		(0.000	)(3)	(0.000	)(3)	0.000 (3)	0.000 (3)	0.000 (3)

Total Income From Operations	0.024		0.043		0.024		0.007	0.007	0.014

Less Distributions From:
Net investment income	(0.024)		(0.043)		(0.024)		(0.007)	(0.007)	(0.014)

Total Distributions	(0.024)		(0.043)		(0.024)		(0.007)	(0.007)	(0.014)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(4)	2.44%		4.41%		2.44%		0.71%	0.74%	1.40%

Net Assets, End of Period (millions)	$476		$483		$481		$511	$599	$733

Ratios to Average Net Assets:
Gross expenses	0.50	%(5)(6)	0.50%		0.52%		0.53%	0.53%	0.53%
Net expenses(7)	0.49	(5)(6)(8)	0.49	(8)	0.52	(8)	0.53 (8)	0.53	0.53
Net investment income	4.86	(5)	4.33		2.41		0.71	0.75	1.38

(1)	For the six months ended April 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.0005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate account charges such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns for periods of less than one year are not annualized. Past performance is no guarantee of future results.

(5)	Annualized.
(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.48% (Note 8).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 1.25%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the period prior to April 27, 2007.

See Notes to Financial Statements.

10         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Money Market Portfolio (the “Fund”) is a separate series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 27, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(e) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         11

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2007, the Fund had a voluntary expense limitation in place of 1.25%.

During the six months ended April 30, 2007, the Fund was reimbursed for expenses amounting to $16,384.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Shares of Beneficial Interest

At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest and has the same rights. Prior to April 27, 2007, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

12         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Shares sold	69,439,251	123,680,099
Shares issued on reinvestment	11,487,531	21,003,182
Shares repurchased	(87,312,886)	(142,478,810)

Net Increase (Decrease)	(6,386,104)	2,204,471

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding transactions in shares of beneficial interest.

4.	Capital Loss Carryforward

On October 31, 2006, the Fund had, for federal income tax purposes, a net capital loss carryforward of $532, of which $525 expires in 2013 and $7 expires in 2014. These amounts will be available to offset any future taxable capital gains.

5.	Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the manager to the Fund at the time, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         13

Notes to Financial Statements (unaudited) (continued)

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Boards selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

14         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested, (including the Fund) and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

7.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

8.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portion of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary for expense cap purposes and are not subject to the Fund’s expense limitation agreement.

9.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption,

16         Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

***

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Variable Money Market Portfolio 2007 Semi-Annual Report         17

Legg Mason Partners Variable

Money Market Portfolio

TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,
Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Money Market Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason

Investor Services, LLC

Member NASD, SIPC

FD04225 06/07	SR07-359

Legg Mason Partners Variable Money Market Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorsServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date: June 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust

Date: June 28, 2007